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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2001


Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       F.W. Thompson Co., Ltd.
Address:    One St. Clair Avenue West
            Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Thompson
Title:  Treasurer
Phone:  (416)515-9500

Signature, Place, and Date of Signing:
/s/ Jill Thompson                 Toronto, Ontario              November 8, 2001
  [Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE




Report Summary:

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
Number of Other Included Managers:                             1
                                                       -----------

Form 13F Information Table Entry Total:                       25
                                                       -----------

Form 13F Information Table Value Total:                 $284,694
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                                                       (thousands)
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List of Other Included Managers:

Sterling Management [1985] Limited
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          FORM 13F INFORMATION TABLE - F.W. THOMPSON CO. LTD (9/30/01)

           COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF  CUSIP      VALUE      SHRS OR PRN  SH/    PUT/  INVESTMENT   OTHER
                              CLASS                (X1000)     AMOUNT      PRN    CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

                                                                           SH                SOLE     N/A
ABBOTT LABS                   COM       002824100    1,037       20,000    SH                SOLE     N/A      20,000
ARCATEL ALTSTOM ADR           SPONSORED
                               ADR      013904305       23        2,000    SH                SOLE     N/A       2,000
ADC TELECOMMUNICATIONS        COM       000886101    1,985      569,000    SH                SOLE     N/A     399,000   170,000
ASML HLDG NV                  NY SHS    N07059111    3,233      110,000    SH                SOLE     N/A      10,000   100,000
CABLE & WIRELESS PUB LTD CO   SPONSORED
                               ADR      126830207    3,098      240,000    SH                SOLE     N/A     150,000    90,000
CELLTECH GROUP PLC            SPONSORED
                               ADR      151158102       17           17    SH                SOLE     N/A          17
CHINA SOUTHN AIRLS LTD         SPON ADR
                               CL H     169409109  232,000      232,000    SH                SOLE     N/A      22,000   210,000
ENTERASYS NETWORKS INC        COM       293637104      769      119,300    SH                SOLE     N/A     119,300
ERICSSON LM TEL CO            ADR CL B
                               SEKIO    294821400      321       92,000    SH                SOLE     N/A      92,000
GENUITY INC                   CL A      37248E103        8        5,000    SH                SOLE     N/A       5,000
GILLETTE CO                   COM       375766102    1,192       40,000    SH                SOLE     N/A      40,000
GOLD FIELDS LTD NEW           SPONSORED
                               ADR      35059T106    2,864      645,000    SH                SOLE     N/A     295,000   350,000
JP MORGAN CHASE & CO          COM       46625H100    3,927      115,000    SH                SOLE     N/A     115,000
KNIGHT TRADING GROUP INC      COM       499063105   11,402    1,478,800    SH                SOLE     N/A     978,800   500,000
MEDICHEM LIFE SCIENCES INC    COM       584662100      716      723,500    SH                SOLE     N/A     523,500   200,000
MERRILL LYNCH & CO INC        COM       590188108    4,771      117,500    SH                SOLE     N/A     117,500
NORTEL NETWORKS CORP NEW      COM       656568102      659      117,500    SH                SOLE     N/A     117,500
NOVA CHEMICALS CORP           COM       66977W109    2,613      160,000    SH                SOLE     N/A      60,000   100,000
PICO HLDGS INC                COM NEW   693366205    4,099      372,638    SH                SOLE     N/A     212,638   160,000
PROCTOR & GAMBLE CO           COM       742718109    4,367       60,000    SH                SOLE     N/A      60,000
SAPIENT CORP                  COM       803062108    2,513      652,700    SH                SOLE     N/A     455,500   197,200
TORONTO DOMINION BK ONT       COM NEW   891160509    1,970       80,000    SH                SOLE     N/A                80,000
VIA NET WRKS INC              COM       925912107       14       15,000    SH                SOLE     N/A      15,000
RIVERSTONE NETWORKS INC       COM       769320102      321       61,213    SH                SOLE     N/A      61,213
MITSUBISHI TOKYO FINL GROUP   SPONSORED
   INC                         ADR      606816106      775      100,000    SH                SOLE     N/A               100,000

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